Acquisitions (Tables)	3 Months Ended
Mar. 31, 2022
RotoSports, Inc.
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Purchase Price Allocation

The table below outlines the preliminary purchase price allocation of the purchase for Rotowire to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	5,000
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,950
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Identifiable intangible assets	19,000
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	11,176
Total acquisition consideration	26,950

NDC Media
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Purchase Price Allocation

The table below outlines the preliminary purchase price allocation of the purchase for NDC Media to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Identifiable intangible assets	33,475
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676